Employee Benefit Plans (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligations
Actuarial loss	$ 40.8	$ 38.6
Successor [Member]
Change in benefit obligations
Projected benefit obligations at beginning of year	296.3
Service cost	0.7	4.3
Interest cost	12.8	12.7
Plan amendments	0.2
Actuarial loss	40.8	38.6
Benefits paid	(11.5)	(9.9)
Projected benefit obligations at end of year	326.6	296.3
Successor [Member] | Postretirement Benefit Plans [Member]
Change in benefit obligations
Projected benefit obligations at beginning of year	12.4
Fair value of assumed obligations		10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9
Actuarial loss	1.3	1.9
Benefits paid	(0.6)	(0.6)
Projected benefit obligations at end of year	$ 14.9	$ 12.4